Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	$ 3,939	$ 5,369
Loans to consumers [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,685	1,002
Other receivables [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	510
Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	2,769	3,331
Level 1 [Member] | Loans to consumers [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Level 1 [Member] | Other receivables [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	10
Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,170	2,038
Level 3 [Member] | Loans to consumers [member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,685	1,002
Level 3 [Member] | Other receivables [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	500
Safe Foods Inc shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	4	10
Safe Foods Inc shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	4	10
Safe Foods Inc shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Maris-Tech Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	107	84
Maris-Tech Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	107	84
Maris-Tech Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Maris-Tech Ltd warrants [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	12	13
Maris-Tech Ltd warrants [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Maris-Tech Ltd warrants [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	12	13
Tondo Smart Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	106	97
Tondo Smart Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	106	97
Tondo Smart Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Safee shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	400	400
Safee shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Safee shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	400	400
SciSparc shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	83	659
SciSparc shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	83	659
SciSparc shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Polyrizon warrants [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	105	399
Polyrizon warrants [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Polyrizon warrants [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	105	399
Polyrizon SAFEs [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		302
Polyrizon SAFEs [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Polyrizon SAFEs [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		302
Elbit Imaging Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	468	613
Elbit Imaging Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	468	613
Elbit Imaging Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Hydreight Technologies Inc shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	104
Hydreight Technologies Inc shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	104
Hydreight Technologies Inc shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Clearmind Medicine Inc warrants [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	3	4
Clearmind Medicine Inc warrants [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Clearmind Medicine Inc warrants [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	3	4
ClearMind Medicine, Inc.[Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	21	594
ClearMind Medicine, Inc.[Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	21	594
ClearMind Medicine, Inc.[Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Metagramm shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	250
Metagramm shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Metagramm shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	250
Colugo Systems Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	400	400
Colugo Systems Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Colugo Systems Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	400	400
Parazero SAFEs [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		520
Parazero SAFEs [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Parazero SAFEs [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		520
Bubbles Intergroup Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	98	151
Bubbles Intergroup Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	98	151
Bubbles Intergroup Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Automax Ltd warrants [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	6	9
Automax Ltd warrants [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	6	9
Automax Ltd warrants [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Automax Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	324	1,114
Automax Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	324	1,114
Automax Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Elbit Medical Technologies Ltd shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	12
Elbit Medical Technologies Ltd shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	12
Elbit Medical Technologies Ltd shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Parazero shares [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,436
Parazero shares [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,436
Parazero shares [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Revoltz [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	62	62
Loan to Revoltz [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Revoltz [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	62	62
Loan to Polyrizon [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	78
Loan to Polyrizon [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Polyrizon [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	78
Loan to A.I Conversations Systems [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		940
Loan to A.I Conversations Systems [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to A.I Conversations Systems [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets		940
Loan to Zig Miami 54 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,545
Loan to Zig Miami 54 [Member] | Level 1 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets
Loan to Zig Miami 54 [Member] | Level 3 [Member] | Investments in shares, warrants and SAFEs [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	1,545
Shares receivable from the Amendment of the Buffalo Agreement [Member] | Other receivables [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	510
Shares receivable from the Amendment of the Buffalo Agreement [Member] | Level 1 [Member] | Other receivables [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	10
Shares receivable from the Amendment of the Buffalo Agreement [Member] | Level 3 [Member] | Other receivables [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Level 1 and Level 3 Fair Value Financial Assets [Line Items]
Financial assets	$ 500